UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2009

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	August 10, 2009

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  170240

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	47	1,400	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101	6,007	212,270	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	41	2,500	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	5,593	105,650	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	3,297	72,630	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	31	1,000	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	3,549	187,000	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	7,589	106,420	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	5,505	271,050	SH	NA	SOLE	NA	SOLE
Burlington Northern	COM	12189T104	5,379	73,150	SH	NA	SOLE	NA	SOLE
Cadence Design Systems	COM	127387108	18	3,100	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109	5,028	170,900	SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101	5,574	139,780	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	6,194	332,100	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	22160K105	5,149	112,480	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	31	1,800	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	6,355	485,100	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	46	1,000	SH	NA	SOLE	NA	SOLE
Freeport-McMoran	COM	35671D857	3,307	66,000	SH	NA	SOLE	NA	SOLE
Garmin Int'l		COM	G37260109	24	1,000	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	47	1,000	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	3,680	8,730	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	58	1,500	SH	NA	SOLE	NA	SOLE
ITT Corporation		COM	450911102	5,913	132,880	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	7,098	67,980	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	5,427	327,900	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	6,998	248,260	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	5,403	95,120	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	6,459	254,900	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	5,269	161,270	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	42	1,800	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	5,647	98,220	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	5,341	153,090	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	4,664	206,850	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	4,769	200,650	SH	NA	SOLE	NA	SOLE
Monsanto Co.		COM	61166W101	5,270	70,890	SH	NA	SOLE	NA	SOLE
Moody's Corporation	COM	615369105	5,553	210,740	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	43	2,200	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	71	3,300	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	6,070	110,450	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. 		COM	747525103	63	1,400	SH	NA	SOLE	NA	SOLE
Quest Diagnostics, Inc.	COM	74834L100	3,784	67,050	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	43	2,000	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	4,995	99,910	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	3,680	59,100	SH	NA	SOLE	NA	SOLE
Wal-Mart Stores		COM	931142103	5,088	105,030	SH	NA	SOLE	NA	SOLE

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